LEASES (Narrative) (Details)	1 Months Ended				12 Months Ended
	Mar. 01, 2022 USD ($) m²	Dec. 30, 2021 USD ($) m²	Jan. 26, 2021 USD ($) m²	Jan. 25, 2021 m²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease assets					$ 1,060,000	$ 1,116,000
Lease liabilities					$ 964,000
Weighted average remaining lease term					3 years 4 months 24 days
Weighted average borrowing rate					4.40%
Isfiya, ISRAEL | Office facilities [Member]
Lessee, Lease, Description [Line Items]
Area of lease | m²	140	70	1,550	900
Lease expiration date	Feb. 28, 2024	Jan. 31, 2025	Dec. 31, 2023	May 31, 2022
Option to extend the lease period for an additional time	1 year	2 years	3 years
Amount allocated to lease					$ 2,800
Rental expenses under the lease agreement	$ 1,700	$ 26,900	$ 16,100
Monthly services expense					$ 24,100